Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 25, 2025	Nov. 01, 2024	Oct. 28, 2020	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Mar. 31, 2025	Sep. 30, 2026	Dec. 31, 2025
Convertible Preferred Stock [Line Items]
Stock sold			485,527		449,361
Sale of stock per share					$ 21.2598			$ 24.6883	$ 21.2598
Gross proceeds								$ 11,100	$ 40,000,000
Preferred stock voting percentage									66.67%
Common Stock [Member]
Convertible Preferred Stock [Line Items]
Stock sold								21.2598
Gross proceeds								$ 40,000
Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock voting percentage								66.67%
Series A-2 Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Stock sold		1,610,103					1,411,112
Sale of stock per share		$ 7.0866					$ 7.09
Gross proceeds		$ 11,400					$ 10,000
Series A-2 Preferred Stock [Member] | 2024 Convertible Notes [Member]
Convertible Preferred Stock [Line Items]
Stock sold		163,357
Sale of stock per share		$ 7.0866
Gross proceeds		$ 1,200
Series X Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Stock sold	319,753			10,126	449,361	449,361
Sale of stock per share	$ 24.6883			$ 24.6883	$ 24.6883	$ 24.6883			$ 24.6883
Gross proceeds	$ 7,900			$ 300	$ 11,100	$ 11,100
Series X Preferred Stock [Member] | Purchase Agreement [Member]
Convertible Preferred Stock [Line Items]
Gross proceeds	$ 7,900
Series SA-2 [Member]
Convertible Preferred Stock [Line Items]
Stock sold		1,745,625
Sale of stock per share		$ 5.6693
Gross proceeds		$ 9,900
Preferred stock voting percentage		20.00%